Expenses by Nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Cost of sales	R$ (294,407)	R$ (221,130)	R$ (117,258)
Selling expenses	(496,298)	(372,269)	(199,780)
General and administrative expenses	(328,643)	(270,558)	(191,438)
Total	(1,119,348)	(863,957)	(508,476)
Educational content material
Expenses by nature
Cost of sales	(118,812)	(122,401)	(61,953)
Operations personnel
Expenses by nature
Cost of sales	(39,358)	(24,731)	(12,500)
Inventory reserves
Expenses by nature
Cost of sales	(26,778)	(7,453)	(8,476)
Freight
Expenses by nature
Cost of sales	(24,831)	(16,452)	(14,569)
Sales personnel
Expenses by nature
Selling expenses	(210,055)	(167,300)	(87,352)
Corporate personnel
Expenses by nature
General and administrative expenses	(96,626)	(74,437)	(53,443)
Third party services
Expenses by nature
General and administrative expenses	(78,530)	(80,254)	(43,415)
Real estate rentals
Expenses by nature
Selling expenses	(820)	(965)	(1,728)
General and administrative expenses	(1,802)	(1,623)	(2,613)
Travel expenses
Expenses by nature
General and administrative expenses	(1,541)	(2,233)	(3,439)
Tax expenses
Expenses by nature
General and administrative expenses	(7,324)	(7,341)	(2,331)
Software licenses
Expenses by nature
General and administrative expenses	(7,411)	(5,909)	(1,487)
Share-based compensation plan
Expenses by nature
General and administrative expenses	(88,198)	(69,846)	(66,978)
Depreciation and amortization
Expenses by nature
Cost of sales	(55,873)	(35,007)	(15,311)
Selling expenses	(99,459)	(77,343)	(23,573)
General and administrative expenses	(39,553)	(15,105)	(9,430)
Sales & marketing
Expenses by nature
Selling expenses	(46,795)	(24,104)	(31,208)
Customer support
Expenses by nature
Selling expenses	(89,200)	(53,893)	(30,755)
Allowance for doubtful accounts
Expenses by nature
Selling expenses	(26,610)	(34,684)	(17,392)
Other
Expenses by nature
Cost of sales	(28,755)	(15,086)	(4,449)
Selling expenses	(23,359)	(13,980)	(7,772)
General and administrative expenses	R$ (7,658)	R$ (13,810)	R$ (8,302)